Reverse Recapitalization and Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Reverse Recapitalization and Business Combination
(4) Reverse Recapitalization and Business Combination
On the Closing Date, BCYP closed the Business Combination with SAB Biotherapeutics, as a result of which SAB Biotherapeutics became a wholly owned subsidiary of BCYP. While BCYP was the legal acquirer of SAB Biotherapeutics in the Business Combination, for accounting purposes, the Business Combination is treated as a Reverse Recapitalization. SAB Biotherapeutics is treated as the accounting acquirer with historical financial statements of SAB Biotherapeutics becoming the historic financial statements of BCYP (renamed SAB Biotherapeutics, Inc.) upon consummation of the Business Combination. Under this method of accounting, BCYP is treated as the “acquired” company and SAB Biotherapeutics is treated as the acquirer for financial reporting purposes. For accounting reporting purposes, the Business Combination was treated as the equivalent of SAB Biotherapeutics issuing stock for the net assets of BCYP, accompanied by a recapitalization. The net assets of BCYP were stated at historical cost, with no goodwill or other intangible assets recorded.
Pursuant to the Business Combination Agreement, the aggregate consideration payable to stockholders of SAB Biotherapeutics at the Closing Date consisted of 36,465,343 shares of New SAB Biotherapeutics common stock, par value $0.0001 per share (“Common Stock”). Each option of SAB Biotherapeutics that was outstanding and unexercised immediately prior to the Effective Time (whether vested or unvested) was assumed by BCYP and converted into an option to acquire an adjusted number of shares of Common Stock at an adjusted exercise price per share, in each case, pursuant to the terms of the Business Combination Agreement (the “Rollover Options”).
Additionally, the Business Combination Agreement included an earnout provision whereby the shareholders of SAB Biotherapeutics shall be entitled to receive additional consideration (“Earnout Shares”) if the Company meets certain Volume Weighted Average Price (“VWAP”) thresholds, or a change in control with a per share price exceeding the VWAP thresholds within a five-year period immediately following the Closing.
The Earnout Shares shall be released in four equal increments as follows:

(i)
25% of the Earnout Shares shall be released if, at any time during the five (5)-year period immediately following the Closing Date, the VWAP of the Company’s publicly traded common stock is greater than or equal to $15.00 for any twenty (20) trading days within a period of thirty (30) consecutive trading days (the “First Earnout”).

(ii)
25% of the Earnout Shares shall be released if, at any time during the five (5)-year period immediately following the Closing Date, the VWAP of the Company’s publicly traded common stock is greater than or equal to $20.00 for any twenty (20) trading days within a period of thirty (30) consecutive trading days (the “Second Earnout”).

(iii)
25% of the Earnout Shares shall be released if, at any time during the five (5)-year period immediately following the Closing Date, the VWAP of the Company’s publicly traded common stock is greater than or equal to $25.00 for any twenty (20) trading days within a period of thirty (30) consecutive trading days (the “Third Earnout”).

(iv)
25% of the Earnout Shares shall be released if, at any time during the five (5)-year period immediately following the Closing Date, the VWAP of the Company’s publicly traded common stock is greater than or equal to $30.00 for any twenty (20) trading days within a period of thirty (30) consecutive trading days (the “Fourth Earnout” and together with the First Earnout, the Second Earnout and the Third Earnout, the “Earnouts”).

At the Effective Time, each outstanding share of SAB Biotherapeutics common stock, including shares of SAB Biotherapeutics common stock resulting from the conversion of outstanding shares of SAB Biotherapeutics preferred stock (as calculated pursuant to the SAB Biotherapeutics certificate of incorporation), immediately prior to the Effective Time, was converted into the right to receive a pro rata portion of the total consideration and the contingent right to receive a pro rata portion of the Earnout Shares.
Pursuant to the terms of the Business Combination Agreement, SAB Biotherapeutics’ securityholders (including vested option holders) who own SAB Biotherapeutics securities immediately prior to the Closing Date will have the contingent right to receive their pro rata portion of (i) an aggregate of 12,000,000 shares of Common Stock (“Earnout Shares”), of which 1,508,063 are contingently issuable based upon future satisfaction of the aforementioned VWAP thresholds. The remaining 10,491,937 are legally issued and outstanding, if the Company does not meet the above VWAP thresholds, or a change in control with a per share price below the VWAP thresholds occurs within a five-year period immediately following the Closing Date, the shares will be returned to the Company.
The Earnout Shares are indexed to our equity and meet the criteria for equity classification. On the Closing Date, the fair value of the 12,000,000 Earnout Shares was $101.3 million. We reflected the Earnout Shares in the consolidated balance sheet at December 31, 2021 as a stock dividend by reducing additional paid-in
capital, which was offset by the increase in additional
paid-in
capital associated with the Business Combination.
Preceding the Business Combination, on October 12, 2021, BCYP entered into a Forward Share Purchase Agreement (the “Forward Share Purchase Agreement”) with Radcliffe SPAC Master Fund, L.P., a Cayman Islands exempted limited partnership (“Radcliffe”). Under the Forward Share Purchase Agreement, Radcliffe shall sell and transfer to BCYP, and BCYP shall purchase from Radcliffe, up to 1,390,000 shares of common stock owned by Radcliffe at the closing of the Business Combination at a per Share price (the “Purchase Price”) equal to $10.10 per share (the “Market Sales Price”). Further, BCYP shall purchase the remaining shares held by Radcliffe not sold in the open market in excess of the Market Sales Price at the later of (a) the 90 th
day after the closing of the Business Combination, or (b) the first business day following the 95 th
day after the closing of the Business Combination if BCYP directs Radcliffe to sell shares at a mutually agreed upon price other than the Market Sales Price.
Pursuant to the treatment of the Business Combination as a reverse recapitalization, SAB Biotherapeutics assumed the liability position as it existed as of the Effective Time. The net assets of the acquired entity were adjusted to include a forward share purchase liability of $13,098,599. In connection with the Business
Combination, an amount matching the assumed forward share purchase liability was transferred into escrow, pending final settlement of the Forward Share Purchase Agreement in January 2022. Given the short-term nature of the Forward Share Purchase Agreement, the Company did not present value the forward share purchase liability. Subsequent settlements whereby Radcliffe sold shares in the open market in excess of the Market Sales Price were treated as a reduction in the assumed forward share purchase liability, with an offsetting increase in equity of the Company. Prior to December 31, 2021, a portion of the forward share purchase liability was settled. As of December 31, 2021, the forward share purchase liability balance was $6,338,306 on the consolidated balance sheet. The forward share purchase liability was settled in full during the six months ended June 30, 2022. As of December 31, 2021, the Company held $6.3 million in escrow pending the final settlement of the Forward Share Purchase Agreement; upon final settlement of the Forward Share Purchase Agreement, $817,060 in cash was released to the Company and the remaining $5.5 million was delivered to Radcliffe for the repurchase of 546,658 shares of the Company’s common stock—these shares are accounted for as treasury stock at cost within the consolidated statements of changes in stockholders’ equity.

(4) Reverse Recapitalization and Business Combination
On the Closing Date, BCYP closed the Business Combination with SAB Biotherapeutics, as a result of which SAB Biotherapeutics became a wholly-owned subsidiary of BCYP. While BCYP was the legal acquirer of SAB Biotherapeutics in the Business Combination, for accounting purposes, the Business Combination is treated as a Reverse Recapitalization. SAB Biotherapeutics is treated as the accounting acquirer with historical financial statements of SAB Biotherapeutics becoming the historic financial statements of BCYP (renamed SAB Biotherapeutics, Inc.) upon consummation of the Business Combination. Under this method of accounting, BCYP is treated as the “acquired” company and SAB Biotherapeutics is treated as the acquirer for financial reporting purposes. For accounting reporting purposes, the Business Combination was treated as the equivalent of SAB Biotherapeutics issuing stock for the net assets of BCYP, accompanied by a recapitalization. The net assets of BCYP were stated at historical cost, with no goodwill or other intangible assets recorded.
Pursuant to the Business Combination Agreement, the aggregate consideration payable to stockholders of SAB Biotherapeutics at the Closing Date consisted of 36,465,343 shares of New SAB Biotherapeutics common stock, par value $0.0001 per share (“Common Stock”). Each option of SAB Biotherapeutics that was outstanding and unexercised immediately prior to the Effective Time (whether vested or unvested) was assumed by BCYP and converted into an option to acquire an adjusted number of shares of Common Stock at an adjusted exercise price per share, in each case, pursuant to the terms of the Business Combination Agreement (the “Rollover Options”).
Additionally, the Business Combination Agreement included an earnout provision whereby the shareholders of SAB Biotherapeutics shall be entitled to receive additional consideration (“Earnout Shares”) if the Company meets certain Volume Weighted Average Price (“VWAP”) thresholds, or a change in control with a per share price exceeding the VWAP thresholds within a five-year period immediately following the Closing.
The Earnout Shares shall be released in four equal increments as follows:

(i)
25% of the Earnout Shares shall be released if, at any time during the five (5)-year period immediately following the Closing Date, the VWAP of the Company’s publicly traded common stock is greater than or equal to $15.00 for any twenty (20) trading days within a period of thirty (30) consecutive trading days (the “First Earnout”).

(ii)
25% of the Earnout Shares shall be released if, at any time during the five (5)-year period immediately following the Closing Date, the VWAP of the Company’s publicly traded common stock is greater than or equal to $20.00 for any twenty (20) trading days within a period of thirty (30) consecutive trading days (the “Second Earnout”).

(iii)
25% of the Earnout Shares shall be released if, at any time during the five (5)-year period immediately following the Closing Date, the VWAP of the Company’s publicly traded common stock is greater than or equal to $25.00 for any twenty (20) trading days within a period of thirty (30) consecutive trading days (the “Third Earnout”).

(iv)
25% of the Earnout Shares shall be released if, at any time during the five (5)-year period immediately following the Closing Date, the VWAP of the Company’s publicly traded common stock is greater than or equal to $30.00 for any twenty (20) trading days within a period of thirty (30) consecutive trading days (the “Fourth Earnout” and together with the First Earnout, the Second Earnout and the Third Earnout, the “Earnouts”).

At the Effective Time, each outstanding share of SAB Biotherapeutics common stock, including shares of SAB Biotherapeutics common stock resulting from the conversion of outstanding shares of SAB Biotherapeutics preferred stock (as calculated pursuant to the SAB Biotherapeutics certificate of incorporation), immediately prior to the Effective Time, was converted into the right to receive a pro rata portion of the total consideration and the contingent right to receive a pro rata portion of the Earnout Shares.
Pursuant to the terms of the Business Combination Agreement, SAB Biotherapeutics’ securityholders (including vested option holders) who own SAB Biotherapeutics securities immediately prior to the Closing Date will have the contingent right to receive their pro rata portion of (i) an aggregate of 12,000,000 shares of Common Stock (“Earnout Shares”), of which 1,508,063 are contingently issuable based upon future satisfaction of the aforementioned VWAP thresholds. The remaining 10,491,937 are legally issued and outstanding, if the Company does not meet the above VWAP thresholds, or a change in control with a per share price below the VWAP thresholds occurs within a five-year period immediately following the Closing Date, the shares will be returned to the Company.
The Earnout Shares are indexed to our equity and meet the criteria for equity classification. On the Closing Date, the fair value of the 12,000,000 Earnout Shares was $101.3 million. We reflected the Earnout Shares in the consolidated balance sheet at December 31, 2021 as a stock dividend by reducing additional paid-in
capital, which was offset by the increase in additional
paid-in
capital associated with the Business Combination.
Preceding the Business Combination, on October 12, 2021, BCYP entered into a Forward Share Purchase Agreement (the “Forward Share Purchase Agreement”) with Radcliffe SPAC Master Fund, L.P., a Cayman Islands exempted limited partnership (“Radcliffe”). Under the Forward Share Purchase Agreement, Radcliffe shall sell and transfer to BCYP, and BCYP shall purchase from Radcliffe, up to 1,390,000 shares of common stock owned by Radcliffe at the closing of the Business Combination at a per Share price (the “Purchase Price”) equal to $
10.10
 per share (the “Market Sales Price”). Further, BCYP shall purchase the remaining shares held by Radcliffe not sold in the open market in excess of the Market Sales Price at the later of (a) the 90th day after the closing of the Business Combination, or (b) the first business day following the 95th day after the closing of the Business Combination if BCYP directs Radcliffe to sell shares at a mutually agreed upon price other than the Market Sales Price. As of the Closing Date,

1,296,891
 shares of common stock were held by Radcliffe under the Forward Share Purchase Agreement.
Pursuant to the treatment of the Business Combination as a reverse recapitalization, SAB Biotherapeutics assumed the liability position as it existed as of the Effective Time. The net assets of the acquired entity were adjusted to include a forward share purchase liability of $13,098,599. In connection with the Business Combination, an amount matching the assumed forward share purchase liability was transferred into escrow, pending final settlement of the Forward Share Purchase Agreement in January 2022. Given the short-term nature of the Forward Share Purchase Agreement, the Company did not present value the forward share purchase liability. Subsequent settlements whereby Radcliffe sold shares in the open market in excess of the Market Sales Price were treated as a reduction in the assumed forward share purchase liability, with an offsetting increase in equity of the Company. Prior to December 31, 2021, a portion of the forward share purchase liability was settled. As of December 31, 2021, the forward share purchase liability balance was $6,338,306 on the consolidated balance sheet.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows for the year ended December 31, 2021:

Recapitalization
Cash - BCYP trust and cash, net of redemptions	$22,535,723
Plus: restricted cash - Forward Share Purchase Agreement	13,098,599
Less: cash transaction costs allocated to the Company’s equity	(1,294,097)

Total	$34,340,225

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in redeemable preferred stock and stockholders’ equity (deficit) for the year ended December 31, 2021:

Recapitalization
Cash - BCYP trust and cash, net of redemptions	$22,535,723
Plus: restricted cash - Forward Share Purchase Agreement	13,098,599
Less: non-cash net working capital assumed from BCYP	(5,067,682)
Less: forward share purchase liability assumed from BCYP	(13,098,599)
Less: fair value of redeemable warrants	(6,569,062)
Less: transaction costs allocated to the Company’s equity	(3,294,096)

Total	$7,604,883

The following table details the number of shares of common stock issued immediately following the consummation of the Business Combination:

Shares
Common stock, reedeemable and outstanding prior to Business Combination	11,500,000
Less: redemption of BCYP shares	(8,030,289)

Common stock of BCYP	3,469,711
BCYP Founder and private shares	3,292,200
Shares issued for services	247,525

Total BCYP shares	7,009,436
SAB Biotherapeutics, Inc and subsidiaries shareholders	36,465,343

Total shares of common stock immediately after Business Combination	43,474,779

The following table details the allocated assets acquired and liabilities assumed as follows:

Assets Acquired
BCYP trust and cash, net of redemptions	$22,535,723
Restricted cash - Forward Share Purchase Agreement	13,098,599
Other assets	102,742

Assets acquired	$35,737,064

Liabilities Assumed
Forward share purchase liability	$13,098,599
Fair value of redeemable warrants	6,569,062
Other liabilities and accrued expenses	5,170,424

Liabilities assumed	24,838,085

Net Assets Acquired	$10,898,979